Related party transactions - Summary of Compensation for Key Management Personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	¥ 1,660	¥ 1,831	¥ 1,480
Stock-based compensation	2,917	1,928	1,597
Total	¥ 4,577	¥ 3,759	¥ 3,077